Warranties	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Guarantees and Product Warranties [Abstract]
Warranties

Note 8. Warranties

The Company’s products generally carry explicit warranties that extend from several months to several years, based on terms that are generally accepted in the marketplace. Selected components (such as engines, transmissions, tires, etc.) included in the Company’s end products may include warranties from original equipment manufacturers (“OEM”). These OEM warranties are passed on to the end customer of the Company’s products, and the customer deals directly with the applicable OEM for any issues encountered on those components.

Changes in the Company’s warranty liability consisted of the following (in thousands):

	Nine Months Ended
	July 29, 2017	July 30, 2016
Balance at beginning of period	$38,808	$28,453
Warranty provisions	21,534	18,615
Settlements made	(25,925)	(22,252)
Warranties for current year acquisitions	3,317	14,357
Changes in liability of pre-existing warranties	(2,655)	115

Balance at end of period	$35,079	$39,288

Accrued warranty is classified in the Company’s consolidated balance sheets as follows (in thousands):

	July 29, 2017	October 29, 2016
Current liabilities	$19,012	$22,693
Other long-term liabilities	16,067	16,115

Total warranty liability	$35,079	$38,808

Provisions for estimated warranty and other related costs are recorded at the time of sale and are periodically adjusted to reflect actual experience. Certain warranty and other related claims involve matters of dispute that ultimately are resolved by negotiation, arbitration or litigation. At times, warranty issues arise that are beyond the scope of the Company’s historical experience. The potential liability for these issues is evaluated on a case by case basis.

Note 9. Warranties

The Company’s products generally carry explicit warranties that extend from several months to several years, based on terms that are generally accepted in their respective markets. Selected components (such as engines, transmissions, tires, etc.) included in the Company’s end products may include warranties from original equipment manufacturers (“OEM”). These OEM warranties are passed on to the end customer of the Company’s products, and in some cases the customer deals directly with the applicable OEM manufacturer for any issues encountered.

Changes in the Company’s warranty liability consisted of the following:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015
Balance at beginning of period	$28,453	$34,316
Warranty provisions	26,759	22,537
Settlements made	(31,232)	(27,472)
Warranties for current year acquisitions	14,357	—
Changes in liability of pre-existing warranties	471	(928)

Balance at end of period	$38,808	$28,453

Accrued warranty is classified in the Company’s consolidated balance sheets as follows:

	October 29, 2016	October 31, 2015
Current liabilities	$22,693	$18,153
Other long-term liabilities	16,115	10,300

Total warranty liability	$38,808	$28,453

Provisions for estimated warranty and other related costs are recorded at the time of sale and are periodically adjusted to reflect actual experience. Certain warranty and other related claims involve matters of dispute that ultimately are resolved by negotiation, arbitration or litigation. Warranty issues may arise that are beyond the scope of the Company’s historical experience and the potential liability for these warranty issues is evaluated on a case by case basis.